COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2023
Cost Of Sales
SCHEDULE OF COST OF SALES

	Year ended December 31
	2023	2022

Salaries and related expenses	21,441	32,583
Materials	26,804	77,281
Vehicle maintenance	6,868	18,175
Travel expenses	-	4,115
Other expenses	65	26,159
Cost of sales	55,178	158,313